Related Party Disclosures - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Aug. 31, 2013	Jan. 31, 2013	Sep. 30, 2013	Dec. 31, 2012 Star Cruise Management Limited	Dec. 31, 2012 Crystal Aim Limited	Jan. 31, 2013 Genting Hk	Dec. 31, 2012 Genting Hk	Sep. 30, 2013 Genting Hk	Dec. 31, 2012 Sabre Inc	Sep. 30, 2013 Apollo Funds	Jan. 31, 2013 Apollo Funds	Dec. 31, 2012 Apollo Funds		Sep. 30, 2013 TPG Viking Funds	Jan. 31, 2013 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds		Sep. 30, 2013 Public Placement	Jan. 31, 2013 Public Placement	Sep. 30, 2013 Norwegian Cruise Line Holdings Ltd.
Related Party Transaction [Line Items]
Accrued commission fee				$ 1,300,000
Payment to related party					500,000
Related party transaction, purchase price							259,300,000
Purchase price payment in cash							50,000,000
Remaining amount payable							209,300,000
Related party transaction, weighted-average interest rate							1.52%
Fair value							205,500,000
Related party transaction, imputed interest rate							2.26%
Amounts payable within fourteen days of IPO effective date							79,700,000
Commission fee paid									3,700,000
Contribution to NCLC		460,000,000	460,000,000
Percentage of ownership						43.40%	50.00% [1]	37.50%		28.10%	32.50%	37.50%	[2]	9.40%	10.80%	12.50%	[3]	25.00%	13.30%	97.70%
Repayment in connection with the Norwegian Sky purchase agreement						98,200,000
Ordinary shares sold by Selling shareholder	$ 0

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).